Equity	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Equity
13.	EQUITY
Ordinary shares

	December 31, 2020	June 30, 2021
Number of ordinary shares authorized	500,000,000	500,000,000
Authorized par value of per share	$0.01	$0.01
Number of ordinary shares issued and fully paid	209,675,470	348,086,060
Number of equivalent ADSs issued and fully paid	41,935,094	69,617,212
Amount of ordinary shares authorized	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$61,826,237	$63,013,589
Amount of share capital surplus issued and fully paid	$115,754,741	$212,841,825
Issuance of new ADSs
In February 2021, the Company sold 25,568,180 ordinary shares (the equivalent of 5,113,636 ADSs) in a private placement for net proceeds of approximately $18.0 million pursuant to a securities purchase agreement the Company entered into with the purchasers in the private placement (the Securities Purchase Agreement).
In March 2021, the Company sold 17,250,000 ADSs representing 86,250,000 ordinary shares in an underwritten public offering for net proceeds of $64.9 million after deducting underwriting discounts and commissions and offering expenses.
As disclosed in Note 11b, the share capital was increased when holders of Warrants amounting to
$575,399
of the principal loan amount of the October/November 2019 Loan Facility, purchased 1,425,550 ordinary shares (representing 285,110 ADSs) at an exercise price of
$2.02
per ADS.
As of June 30, 2021, the Company had raised total net proceeds
$21.5 million by
issuing
44,314,860 ordinary shares (representing 8,862,972
ADSs) under the ATM Sales Agreement of which
3,953,985
ADSs were issued from October 9, 2020 through December 31, 2020 for net proceeds of
 $7.4 million and 4,908,987
ADSs were issued in the six months period ended June 30, 2021, for net proceeds of
 $14.1 million.
C
apital surplus
Capital surplus represents the premium of fully paid outstanding shares issued over the authorized par value of per share. As of June 30, 2021, the share capital surplus issued and fully paid has increased to $212,841,825 from $115,754,741 as of December 31, 2020 due to the issuance of ADSs during the period as described above.